Inventories	3 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - Inventories

As of March 31, 2020, December 31, 2019 and 2018, inventories consisted of the following:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Satellite equipment for sale under construction	$4,294,987	$3,038,564	$895,014
Supplies	5,256	5,230	5,273
	4,300,243	3,043,794	900,287
Allowance for inventory loss	(5,256)	(5,230)	(5,273)
Net	$4,294,987	$3,038,564	$895,014